Restrictions On Dividends, Loans And Advances (Narrative) (Detail) (USD $)	Dec. 31, 2012
Disclosure Of Dividends [Line Items]
Dividends payable by parent	$ 28,120,000
Funds available for loans or advances	$ 129,318,000